Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net (Loss) Income Per Ordinary Share - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Common Class A [Member]
Numerator:
Net (loss) income		$ 248,509		$ 2,571,530		$ 1,202,040
Denominator:
Basic weighted average shares outstanding		5,621,910		15,004,121		22,376,712
Diluted weighted average shares outstanding		5,621,910		15,004,121		22,376,712
Basic net (loss) income per ordinary share		$ 0.04		$ 0.17		$ 0.05
Diluted net (loss) income per ordinary share		$ 0.04		$ 0.17		$ 0.05
Common Class B [Member]
Numerator:
Net (loss) income	$ (25,388)	$ 99,458	$ (164,414)	$ 359,492	$ 815,472	$ 300,510
Denominator:
Basic weighted average shares outstanding	2,250,000	2,250,000	2,250,000	2,097,527	3,784,932	5,594,178
Diluted weighted average shares outstanding	2,250,000	2,250,000	2,250,000	2,097,527	3,784,932	5,594,178
Basic net (loss) income per ordinary share	$ (0.01)	$ 0.04	$ (0.07)	$ 0.17	$ 0.22	$ 0.05
Diluted net (loss) income per ordinary share	$ (0.01)	$ 0.04	$ (0.07)	$ 0.17	$ 0.22	$ 0.05
Redeemable Shares [Member] | Common Class A [Member]
Numerator:
Net (loss) income	$ (13,708)		$ (112,722)		$ 2,204,696
Denominator:
Basic weighted average shares outstanding	1,214,913		1,542,591		10,232,877
Diluted weighted average shares outstanding	1,214,913		1,542,591		10,232,877
Basic net (loss) income per ordinary share	$ (0.01)		$ (0.07)		$ 0.22
Diluted net (loss) income per ordinary share	$ (0.01)		$ (0.07)		$ 0.22
Non- Redeemable Shares [Member] | Common Class A [Member]
Numerator:
Net (loss) income	$ (38,082)		$ (246,621)		$ 396,447
Denominator:
Basic weighted average shares outstanding	3,375,000		3,375,000		1,840,068
Diluted weighted average shares outstanding	3,375,000		3,375,000		1,840,068
Basic net (loss) income per ordinary share	$ (0.01)		$ (0.07)		$ 0.22
Diluted net (loss) income per ordinary share	$ (0.01)		$ (0.07)		$ 0.22